Goodwill And Other Intangibles (Net Carrying Amount Of Identifiable Intangible Assets, Excluding Goodwill) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Gross Carrying Amount	$ 504	[1]	$ 421	[1]
Accumulated Amortization	183	[1]	160	[1]
Customer Relationships And Lists [Member]
Goodwill [Line Items]
Gross Carrying Amount	227		245
Accumulated Amortization	82		74
Non-Compete Agreement [Member]
Goodwill [Line Items]
Gross Carrying Amount	72		20
Accumulated Amortization	19		18
Tradename, Patents And Trademarks [Member]
Goodwill [Line Items]
Gross Carrying Amount	51		33
Accumulated Amortization	21		10
Land And Water Rights [Member]
Goodwill [Line Items]
Gross Carrying Amount	60		24
Accumulated Amortization	3		3
Fuel And Power Agreements [Member]
Goodwill [Line Items]
Gross Carrying Amount	30		21
Accumulated Amortization	16		12
Software [Member]
Goodwill [Line Items]
Gross Carrying Amount	37		38
Accumulated Amortization	29		25
Other Intangible Assets [Member]
Goodwill [Line Items]
Gross Carrying Amount	27		40
Accumulated Amortization	$ 13		$ 18

[1]	The increase in 2011 is primarily due to the acquisition of APPM and the establishment of the Shandong IP & Sun Food Packaging Co., Ltd. joint venture in China.